Artisan Global Equity Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ARTISAN PARTNERS FUNDS INC
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026